Goldman Sachs Small_Mid Cap Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Small_Mid Cap Growth Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	12.51%	14.31%	(28.44%)	8.09%	52.86%	38.13%